Investment in equity accounted investees (Details 2) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2022 INR (₨)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 INR (₨)	Mar. 31, 2020 INR (₨)	Mar. 31, 2022 USD ($)
Investments accounted for using equity method [Line Items]
Carrying value of the Company's investment	₨ 4,318		₨ 3,375		$ 57
Company's share of profits for the year	703	$ 9	480	₨ 561
DRES energy private limited [Member]
Investments accounted for using equity method [Line Items]
Carrying value of the Company's investment	59		68	49
Company's share of profits for the year	₨ (9)		₨ 19	₨ (16)